Accrued liabilities (Tables)	12 Months Ended
Mar. 29, 2025
Accrued Liabilities, Current [Abstract]
Schedule of accrued liabilities
The components of accrued liabilities are as follows:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Compensation related accruals	$2,641	$2,274
Interest and bank fees	783	702
Accrued property and equipment additions	657	902
Sales return provision	226	363
Professional and other service fees	1,025	814
Other	721	1,057

Total accrued liabilities	$6,053	$6,112